Intangible Assets (Details) - Schedule of amortization of intangible assets attributable to future periods	Mar. 31, 2023 USD ($)
Schedule of Amortization of Intangible Assets Attributable to Future Periods [Abstract]
2024	$ 2,385,455
2025	2,128,130
2026	2,074,044
2027	343,359
2028 and thereafter
Total	$ 6,930,988